CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK.
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount
Balance as of December 31, 2019	79,377,062	$3,019.7
Reduction of paid-up capital	—	(1,729.1)
Balance as of December 31, 2020 and 2021	79,377,062	$1,290.6